Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Funko Acquisition Holdings, L.L.C. [Member]
Related Party Transactions

10. Related Party Transactions

In June 2017, in connection with the  acquisition of Loungefly, LLC (“Loungefly”), the Company assumed a lease for the Loungefly headquarters and warehouse operations with 20310 Plummer Street LLC and entered into a global sourcing agreement with Sure Star Development Ltd. Both entities are owned by certain former employees of the Company, who were also the former owners of Loungefly. For the three months ended March 31, 2018, the Company recorded $0.1 million in rental expense related to the lease, which was recorded in selling, general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations.  The entities ceased to be related parties after July 12, 2018.

The Company sells products to Forbidden Planet, a U.K. retailer through its wholly owned subsidiary Funko UK, Ltd. One of the investors in Forbidden Planet is an employee of Funko UK. For the three months ended March 31, 2019 and 2018, the Company recorded approximately $0.7 million and $1.2 million, respectively, in net sales to Forbidden Planet. At March 31, 2019 and December 31, 2018, accounts receivable from Forbidden Planet was $0.4 million and $0.8 million on the unaudited condensed consolidated balance sheets.

In February 2019, in connection with the Forrest-Pruzan Acquisition, the Company assumed two leases of office space with Roll and Move, LLC and Roll and Move II LLC, both of which are owned by certain former owners of Forrest-Pruzan Creative LLC, one of whom remains an employee of the Company. For the three months ended March 31, 2019, the Company recorded a nominal amount of rental expense related to the leases, which was recorded in selling, general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations.  At March 31, 2019, the Company had recorded operating lease right-of-use assets and operating lease liabilities of $1.0 million related to the leases.

14. Related Party Transactions

Members’ Equity Contribution

On June 26, 2017, the Company issued 5,000 Class A units in exchange for a contribution of $5.0 million from several members of management and ACON. As a result of this issuance, the Company recorded equity-based compensation expense in the consolidated statements of operations of $2.2 million.

ACON Equity Management Agreement

On October 31, 2015, the Company entered into a management services agreement with ACON Equity Management, L.L.C. (“ACON Equity Management”), which requires payment of a monitoring fee equal to the greater of (1) $500,000 and (2) 2% prior year Adjusted EBITDA, up to a maximum fee of $2.0 million. Pursuant to the management services agreement, Funko, LLC also agreed to pay ACON Equity Management a one-time advisory fee of $2.0 million, and agreed to reimburse ACON Equity Management for certain costs and expenses in connection with ACON Equity Management’s performance under the agreement. In connection with the IPO, on November 6, 2017, the management fee agreement terminated. ACON Equity Management waived the $5.8 million termination fee.

The Company had no management fees for the year ended December 31, 2018.  The Company recognized $1.7 million and $1.5 million in management fees for the years ended December 31, 2017 and 2016, respectively. These fees are recorded within selling, general and administrative expenses. As of December 31, 2018 and 2017, there were no amounts due to ACON Equity Management.

In addition, the Company recorded an expense for ACON Equity Management’s reimbursable expenses totaling $0.2 million for the year ended December 31, 2016.

Promissory and Subordinated Promissory Notes

In October 2015, the Company entered into subscription agreements with several members of management (the “Purchasers”) to purchase FAH, LLC Class A units having an aggregate purchase price of $0.9 million. Funko, LLC entered into a secured promissory note with each Purchaser in an amount equal to the purchase price of the Class A units purchased by such individual. Amounts outstanding under the promissory notes were collateralized by all direct or indirect ownership interests of the Purchasers in FAH, LLC. The promissory notes had an 8% interest rate compounded on an annual basis, and were recorded as a non-cash transaction within members’ equity. The Company recognized interest on a cash basis when principal payments were made, and recorded a nominal amount of interest income for the years ended December 31, 2017 and 2016. On October 5, 2017, outstanding aggregate principal and accrued interest of $0.2 million was forgiven for certain of FAH, LLC’s officers and executives. The remaining promissory notes were repaid as part of the reorganization Transactions, as defined below in “Reorganization Transactions.”

See discussion of the Subordinated Promissory Notes in Note 10, Debt. The Subordinated Promissory Notes were repaid in November 2017, with proceeds from the IPO.

Other Agreements

In June 2017, in connection with the Loungefly Acquisition, the Company assumed a lease for the Loungefly headquarters and warehouse operations with 20310 Plummer Street LLC and entered into a global sourcing agreement with Sure Star Development Ltd. Both entities are owned by certain of the Company’s employees, who were the former owners of Loungefly. For the period from January 1, 2018 through July 12, 2018 and for the year ended December 31, 2017, the Company recorded $0.2 million and $0.2 million in rental expense related to the lease, which was recorded in selling, general and administrative expenses in the Company’s consolidated statements of operations. At December 31 2017, the aggregate amount owed to Plummer Street and Sure Star was $5.7 million and was recorded in accounts payable and accrued liabilities on the consolidated balance sheet.

The Company sells products to Forbidden Planet, a U.K. retailer through its wholly owned subsidiary Funko UK, Ltd. One of the investors in Forbidden Planet is an employee of Funko UK, Ltd. For the years ended December 31, 2018 and 2017, the Company recorded approximately $5.1 million and $4.2 million, respectively, in net sales from business with Forbidden Planet. At December 31, 2018 and 2017, accounts receivable from Forbidden Planet were $0.8 million and $0.5 million on the consolidated balance sheet, respectively.